RELATED PARTY TRANSACTIONS (Details) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended
		Apr. 30, 2020	Apr. 27, 2020	Jan. 21, 2020	Apr. 30, 2020	Feb. 29, 2020	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020
Capital contribution by sponsor	[1]								$ 25,000
Administrative Support Agreement, total expenses incurred								$ 20,000		$ 20,000
Administrative Support Agreement, accrued expenses								$ 20,000		$ 20,000
Related Party Loans [Member]
Price of warrants (in dollars per share)							$ 1.50			$ 1.50
Related Party Loans [Member] | Maximum
Loans convertible into warrants							$ 1,500,000			$ 1,500,000
Initial Public Offering
Units issued (in shares)		41,400,000			41,400,000
Sale of stock, price per share							$ 10.00
Sponsor
Debt Instrument, Face Amount				$ 25,000
Units issued (in shares)				8,625,000
Number of shares issued to sponsor cancelled				1
Number of shares held by sponsor				10,350,000
Number of shares held by sponsor subject to forfeiture				1,350,000
Percentage of issued and outstanding shares after the Initial Public Offering held by the sponsor				20.00%
Sponsor Monthly Fee Payable			$ 10,000
Sponsor | Initial Public Offering
Services Fee						$ 21,631
Service Fee paid						$ 21,631
Notes Payable, Other Payables [Member] | Sponsor
Debt Instrument, Face Amount				$ 300,000
Due to Related Parties, Current		$ 300,000			$ 300,000
Common Class A | Sponsor
Sale of stock, price per share				$ 12.00
Common Class B
Capital contribution by sponsor							$ 1

[1]	Included an aggregate of up to 1,350,000 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 7).